Investments accounted for using equity method (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 149,593,180	$ 140,926,012	$ 138,114,480
Associates [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	1,743,988	2,147,907
Joint ventures [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 147,849,192	138,778,105
Cerveceria Austral Sa [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 12,650,998	10,874,398
Central Cervecera De Colombia Sas [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 19,793,183	21,228,654
Zona Franca Central Cervecera S A S [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 106,768,550	84,611,035
Aguas De Origen S A [Member] | Joint ventures [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%
Investments accounted for using equity method	$ 8,636,461	22,064,018
Aguas Danone De Argentina S A [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint venture	49.00%
Investments accounted for using equity method	$ 880,815	1,334,009
Other Companies [Member] | Associates [member]
IfrsStatementLineItems [Line Items]
Investments accounted for using equity method	$ 863,173	$ 813,898